Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities

	December 31,
	2016	2017 (*)

Net assets, excluding cash acquired	$2,174	$(1,822)
Non-controlling interest	(1,209)	-
Intangible assets	2,370	1,149
Deferred tax liability	(493)	-
Goodwill	6,042	1,723

Total assets acquired net of acquired cash	$8,884	$1,050

(*)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(405)
Non-controlling interest	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,182
Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$15
Non-controlling interest	(14,012)
Intangible assets	22,439
Deferred tax liability	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

Shavit Software (2009) Ltd. [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liability	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836